SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.5%
	Financial Services — 0.5%
	Capital Markets — 0.5%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	14,000	$ 353,500
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	12	292,500
			646,000
	Total Preferred Stock (Cost $617,000)		646,000
	Asset Backed Securities — 9.6%
	Auto Receivables — 1.3%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	$ 65,932	66,336
[c]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	1,180	1,180
[c]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	315,000	319,237
[c]	Flagship Credit Auto Trust, Series 2022-4 Class B, 6.78% due 10/15/2027	176,060	176,233
[c]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	351,200	352,131
[c]	Octane Receivables Trust, Series 2023-3A Class A2, 6.44% due 3/20/2029	105,160	105,685
	OneMain Direct Auto Receivables Trust,
[c]	Series 2022-1A Class A1, 4.65% due 3/14/2029	32,103	32,129
[c]	Series 2023-1A Class A, 5.41% due 11/14/2029	225,000	226,526
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	13,012	13,037
[c]	Series 2025-5A Class A2, 4.575% due 6/26/2034	368,000	367,908
[c,d]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	37,256	36,647
			1,697,049
	Credit Card — 1.1%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	200,612
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	320,800
[c]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	250,000	249,233
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	275,934
[c]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	376,833
			1,423,412
	Home Equity — 0.2%
[c]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	300,000	303,609
			303,609
	Other Asset Backed — 5.5%
[c]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	315,000	315,131
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	52,629	52,701
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	113,135	112,154
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	22,183	22,308
[c]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	67,863	68,069
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	380,728	387,425
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	353,177	356,070
[c]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	500,000	502,867
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	97,188
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	133,312	122,463
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	86,192	86,303
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	424,023	349,790
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	201,034	153,803
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	163,628	135,514
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	307,801	256,572
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.447% (SOFR90A + 2.25%) due 3/1/2027	8,371	8,379
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	58,972	59,377
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.25% (SOFR30A + 2.25%) due 12/25/2051	347,933	351,300
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	512,232	487,869
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	416,090	347,404
[c,e]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	85,750	73,718
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	13,706	13,770
[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	2,513	2,516
[c]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	112,697

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	$ 17,767	$ 17,861
[c]	Oportun Funding Trust, Series 2024-3 Class A, 5.26% due 8/15/2029	43,106	43,125
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	19,632	19,289
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	158,221	155,823
[c]	Pagaya AI Debt Trust, Series 2024-3 Class A, 6.258% due 10/15/2031	30,269	30,357
[c]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	160,726
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	110,115	112,942
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,929
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	20,617	20,238
[c]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	172,345	178,704
[c]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	375,000	378,672
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	238,869	237,717
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	309,069	310,196
[c]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	426,042	433,395
	Upstart Securitization Trust,
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	89,067	89,024
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	268,697	269,060
			6,957,446
	Student Loan — 1.5%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	235,464	241,945
[c]	Commonbond Student Loan Trust, Series 18-CGS Class A1, 3.87% due 2/25/2046	388,576	378,946
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	37,519	35,597
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	144,453	151,571
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	89,210	90,902
[b]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.136% (TSFR1M + 0.40%) due 1/25/2033	344,019	338,559
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	219,304	205,380
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	44,604	39,271
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.548% (TSFR1M + 1.81%) due 11/20/2061	365,000	359,302
			1,841,473
	Total Asset Backed Securities (Cost $12,138,871)		12,222,989
	Corporate Bonds — 31.1%
	Banks — 0.8%
	Banks — 0.8%
[b,f]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	305,000	300,370
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	277,000	286,493
[b,f]	Wells Fargo & Co., Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	425,000	423,555
			1,010,418
	Capital Goods — 1.2%
	Aerospace & Defense — 0.2%
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	309,729
	Machinery — 0.8%
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	355,456
[e]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	308,751
	Regal Rexnord Corp., 6.30% due 2/15/2030	274,000	290,473
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	269,000	287,938
			1,552,347
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,973
	Professional Services — 0.0%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	33,783
			70,756
	Consumer Discretionary Distribution & Retail — 0.7%
	Broadline Retail — 0.2%
	MercadoLibre, Inc., 2.375% due 1/14/2026	296,000	295,612

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Specialty Retail — 0.5%
[c,e]	Belron U.K. Finance plc, 5.75% due 10/15/2029	$ 320,000	$ 326,723
[c,e]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	225,000	239,747
			862,082
	Consumer Durables & Apparel — 0.4%
	Leisure Products — 0.4%
	Mattel, Inc., 5.00% due 11/17/2030	125,000	125,851
	Polaris, Inc.,
	5.60% due 3/1/2031	125,000	126,332
	6.95% due 3/15/2029	265,000	280,948
			533,131
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[c,e]	Arcos Dorados BV, 6.375% due 1/29/2032	360,000	381,377
			381,377
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	298,263
			298,263
	Energy — 3.7%
	Energy Equipment & Services — 0.2%
[e]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	250,000	259,020
	Oil, Gas & Consumable Fuels — 3.5%
[c]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	400,000	407,004
[c]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	365,207
	Ecopetrol SA,
[e]	4.625% due 11/2/2031	70,000	62,388
[e]	8.375% due 1/19/2036	125,000	128,465
[e]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	224,559
[b,f]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	368,000	369,851
[c,e]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	460,152
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	294,118
[e]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	255,314
[c,e]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	256,024
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	375,000	380,550
	Sunoco LP,
[c]	5.875% due 7/15/2027	350,000	350,339
[c]	7.00% due 5/1/2029	300,000	312,804
[c]	7.25% due 5/1/2032	150,000	158,442
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	456,720
			4,740,957
	Equity Real Estate Investment Trusts (REITs) — 2.1%
	Diversified REITs — 2.1%
[c]	American Tower Trust #1, 3.652% due 3/15/2048	550,000	544,536
	Crown Castle, Inc.,
	4.90% due 9/1/2029	146,000	148,177
	5.80% due 3/1/2034	345,000	361,867
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	250,000	250,190
[c]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	146,000	166,862
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	68,487
[c]	1.884% due 7/15/2050	610,000	609,321
[c]	2.328% due 7/15/2052	111,000	106,660
[c]	4.831% due 10/15/2029	440,000	442,743
			2,698,843
	Financial Services — 4.0%
	Capital Markets — 1.8%
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	367,784
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	433,748

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	$ 670,000	$ 658,771
	Main Street Capital Corp.,
	5.40% due 8/15/2028	150,000	150,616
	6.50% due 6/4/2027	406,000	414,660
	Nasdaq, Inc., 5.55% due 2/15/2034	244,000	256,341
	Consumer Finance — 0.4%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	520,760
	Financial Services — 1.7%
[c]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	497,740
	Citigroup, Inc.,
[b]	3.785% (SOFR + 1.94%) due 3/17/2033	395,000	376,384
[b,f]	Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	147,000	146,560
[b,c,f]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	250,000	246,320
[b,e]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	259,067
[b,c,e]	Societe Generale SA, 4.895% (SOFR + 1.10%) due 2/19/2027	313,000	313,980
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	294,476
	Mortgage Real Estate Investment Trusts — 0.1%
[c]	Lineage OP LP, 5.25% due 7/15/2030	150,000	151,388
			5,088,595
	Food, Beverage & Tobacco — 1.6%
	Beverages — 0.7%
[c,e]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	563,888
[c,e]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	344,652
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	435,000	436,414
	Tobacco — 0.5%
	BAT Capital Corp.,
	5.834% due 2/20/2031	120,000	127,322
	7.75% due 10/19/2032	160,000	186,941
[c,e]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	362,551
			2,021,768
	Health Care Equipment & Services — 1.4%
	Health Care Equipment & Supplies — 0.2%
[c]	VSP Optical Group, Inc., 5.45% due 12/1/2035	187,000	188,333
	Health Care Providers & Services — 1.2%
	Centene Corp., 3.00% due 10/15/2030	328,000	293,482
[c]	Highmark, Inc., 1.45% due 5/10/2026	374,000	369,811
[c]	IQVIA, Inc., 5.00% due 5/15/2027	200,000	200,044
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	363,937
	Universal Health Services, Inc., 2.65% due 10/15/2030	333,000	303,523
			1,719,130
	Insurance — 3.9%
	Insurance — 3.9%
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	428,498
[c]	Constellation Global Funding, 4.85% due 10/22/2030	310,000	307,824
[c,e]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	300,000	308,493
	F&G Global Funding,
[c]	2.00% due 9/20/2028	173,000	162,091
[c]	5.875% due 1/16/2030	303,000	314,093
[c]	Fortitude Global Funding, 4.625% due 10/6/2028	220,000	220,125
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	155,000	161,422
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	323,600
[c,e]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	294,431
	Lincoln National Corp., 5.35% due 11/15/2035	313,000	315,983
[c]	Omnis Funding Trust, 6.722% due 5/15/2055	290,000	302,168
[c]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	286,000	301,175
[c]	Protective Life Corp., 4.70% due 1/15/2031	188,000	188,528
[c]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	412,000	412,194
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	61,970
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	298,805
	Unum Group, 5.25% due 12/15/2035	312,000	309,857

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Willis North America, Inc., 4.55% due 3/15/2031	$ 250,000	$ 250,477
			4,961,734
	Materials — 0.8%
	Containers & Packaging — 0.5%
	AptarGroup, Inc., 4.75% due 3/30/2031	125,000	125,928
	Berry Global, Inc.,
	1.57% due 1/15/2026	139,000	138,798
[c]	4.875% due 7/15/2026	250,000	250,077
[c,e]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	174,381
	Metals & Mining — 0.3%
[c,e]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	330,000	341,458
			1,030,642
	Media & Entertainment — 0.3%
	Entertainment — 0.1%
[c]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	100,000	117,102
	Media — 0.2%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	280,952
			398,054
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Biotechnology — 0.1%
	Illumina, Inc., 4.75% due 12/12/2030	125,000	126,242
			126,242
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	445,000	377,582
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	306,430
			684,012
	Software & Services — 2.5%
	Information Technology Services — 1.6%
[c]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	448,000	440,173
[e]	Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95% due 11/18/2030	314,000	313,890
	Global Payments, Inc., 4.50% due 11/15/2028	312,000	312,636
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	256,903
[c]	Science Applications International Corp., 4.875% due 4/1/2028	691,000	690,012
	Internet Software & Services — 0.2%
[c,e]	Prosus NV, 3.832% due 2/8/2051	200,000	133,674
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	102,371
	Software — 0.7%
[c]	Fair Isaac Corp., 5.25% due 5/15/2026	350,000	350,451
[c,e]	Open Text Corp., 3.875% due 12/1/2029	300,000	284,787
[c]	SS&C Technologies, Inc., 5.50% due 9/30/2027	250,000	250,218
			3,135,115
	Technology Hardware & Equipment — 1.1%
	Electronic Equipment, Instruments & Components — 1.1%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	298,623
[e]	Flex Ltd., 4.875% due 5/12/2030	360,000	365,090
	Vontier Corp., 2.40% due 4/1/2028	317,000	303,902
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	200,000	206,764
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	206,976
			1,381,355
	Telecommunication Services — 0.4%
	Wireless Telecommunication Services — 0.4%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	124,592
[c,e]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	300,000	314,913
			439,505
	Transportation — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Ground Transportation — 0.2%
[b]	BNSF Funding Trust I, 6.613% (SOFR 3 Month + 2.35%) due 12/15/2055	$ 285,000	$ 285,188
	Passenger Airlines — 0.2%
[c,e]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	250,000	263,283
			548,471
	Utilities — 4.6%
	Electric Utilities — 3.9%
	Black Hills Corp., 6.15% due 5/15/2034	335,000	359,495
[c]	Boston Gas Co., 3.757% due 3/16/2032	400,000	379,064
[c]	Cleco Power LLC, 5.30% due 1/15/2036	188,000	189,295
	Comision Federal de Electricidad,
[c,e]	3.348% due 2/9/2031	200,000	181,838
[e]	5.00% due 9/29/2036	124,400	115,468
	DTE Energy Co., 5.85% due 6/1/2034	122,000	130,105
[c,e]	Electricite de France SA, 5.75% due 1/13/2035	375,000	393,191
	Evergy Missouri West, Inc.,
[c]	3.75% due 3/15/2032	65,000	60,115
[c]	5.25% due 12/15/2035	188,000	188,931
	Eversource Energy, 4.45% due 12/15/2030	371,000	369,104
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	289,587
[c]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	339,855
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	350,000	317,415
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	195,872
	4.224% due 3/15/2032	205,000	196,505
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	500,000	499,815
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	256,105
	Tucson Electric Power Co., 5.20% due 9/15/2034	450,000	460,494
	Gas Utilities — 0.7%
[c,e]	APA Infrastructure Ltd., 5.125% due 9/16/2034	410,000	412,439
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	205,000	216,611
[c,e]	Snam SpA, Series 2025-2 Class A2, 5.75% due 5/28/2035	288,000	301,130
			5,852,434
	Total Corporate Bonds (Cost $38,534,293)		39,535,231
	Convertible Bonds — 0.2%
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	480,000	294,609
			294,609
	Total Convertible Bonds (Cost $312,319)		294,609
	Long-Term Municipal Bonds — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	102,947
	Total Long-Term Municipal Bonds (Cost $100,000)		102,947
	Other Government — 1.9%
[c]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	200,000	248,830
[c,e]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	260,247
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	8,000,000	127,307
[c]	10.75% due 6/1/2036	8,000,000	137,628
[c,e]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	425,000	432,824
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	169,409
[c,e]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	167,418
[c]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	178,200
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	274,000	151,098
[c]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	2,500,000,000	217,783
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	344,162
	Total Other Government (Cost $2,307,193)		2,434,906

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 21.4%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2051	$ 4,939,594	$ 2,666,995
	U.S. Treasury Notes,
	1.125%, 8/15/2040	3,525,000	2,216,895
	1.375%, 11/15/2040 - 8/15/2050	2,945,000	1,804,219
	1.75%, 8/15/2041	4,287,000	2,897,074
	2.375%, 2/15/2042	1,403,000	1,034,055
	4.00%, 11/15/2035	6,475,000	6,386,980
	U.S. Treasury Strip Coupon,
	4.931%, 11/15/2040	6,375,000	3,117,905
	5.007%, 11/15/2041	4,775,000	2,198,279
	5.073%, 2/15/2043	4,125,000	1,762,563
	6.351%, 11/15/2036	1,000,000	617,273
	8.252%, 2/15/2045	1,850,000	705,793
	8.395%, 5/15/2044	4,000,000	1,586,989
	9.909%, 11/15/2048	875,000	274,827
	Total U.S. Treasury Securities (Cost $27,309,654)		27,269,847
	U.S. Government Agencies — 0.6%
[b,f]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	250,000	256,973
	Federal Home Loan Banks, 2.90%, 2/18/2037	625,000	523,387
	Total U.S. Government Agencies (Cost $761,349)		780,360
	Mortgage Backed — 28.9%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-G Class A, 4.875% due 6/25/2061	420,331	420,112
[b,c]	Series 2023-B Class A, 4.25% due 10/25/2062	463,847	460,063
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	96,634	90,227
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	160,012	158,984
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	229,512	229,490
[b,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	316,105	315,709
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	292,467	288,403
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	305,000	301,061
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	370,581
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	88,822	85,871
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	129,999	129,806
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	71,099	59,521
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	257,381	232,087
[c]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	120,000	125,054
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	510,468
[b,c]	Cross Mortgage Trust, Whole Loan Securities Trust CMO, Series 2023-H1 Class A1, 6.615% due 3/25/2068	234,381	235,449
[c]	CSMC Trust, CMBS, Series 2020-WEST Class A, 3.04% due 2/15/2035	340,000	290,267
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	40,259	34,275
[b,c]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	574,472	482,616
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	91,924	91,614
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	363,210
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.684% due 10/1/2053	275,708	268,289
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.16% (2.18% - SOFR30A) due 7/1/2052	97,502	88,826
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	511,968	506,600
	Series 5469 Class QA, 4.50% due 11/25/2054	384,056	381,490
[b]	Series 5502 Class FH, 5.274% (SOFR30A + 1.40%) due 2/25/2055	285,078	287,117
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	107,223
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	32,908
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	22,970
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	58,078
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2024-1 Class MT, 3.00% due 11/25/2063	$ 464,088	$ 388,174
	Series 2024-2 Class MT, 3.50% due 5/25/2064	582,129	513,483
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,088,792	963,443
	Pool SD8140, 2.00% due 4/1/2051	387,437	316,321
	Pool SD8206, 3.00% due 4/1/2052	1,328,961	1,180,474
	Pool SD8213, 3.00% due 5/1/2052	1,038,398	922,255
	Pool SD8225, 3.00% due 7/1/2052	176,104	156,519
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	453,711	323,314
[b]	Pool BM7277, 1.968% (2.08% - SOFR30A) due 8/1/2051	99,673	91,674
[b]	Pool BM7341, 2.434% (RFUCCT1Y + 1.61%) due 12/1/2050	484,117	457,421
	Pool BS1289, 2.17% due 3/1/2051	465,407	322,923
	Pool BS6056, 3.85% due 8/1/2032	385,000	373,602
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	308,856	316,739
	Series 2025-90 Class PC, 4.00% due 10/25/2055	489,363	476,428
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	588,583	500,633
	Pool CB0199, 3.00% due 4/1/2051	373,993	330,936
	Pool CB2301, 3.00% due 12/1/2051	433,476	383,571
	Pool CB2404, 2.50% due 12/1/2051	280,698	237,726
	Pool CB2665, 3.00% due 1/1/2052	249,353	220,646
	Pool FS0957, 3.00% due 3/1/2052	458,732	407,531
	Pool FS2676, 3.00% due 6/1/2052	310,217	274,503
	Pool FS4862, 2.50% due 10/1/2051	252,730	214,111
	Pool FS4919, 2.50% due 5/1/2053	350,770	298,383
	Pool FS7059, 3.00% due 7/1/2052	498,248	442,601
	Pool FS7065, 3.00% due 3/1/2053	2,651,903	2,355,294
	Pool FS7879, 2.50% due 7/1/2052	980,868	830,029
	Pool MA4399, 2.50% due 8/1/2051	310,091	264,319
	Pool MA4548, 2.50% due 2/1/2052	1,742,665	1,482,194
	Pool MA4578, 2.50% due 4/1/2052	1,902,094	1,617,869
	Pool MA4599, 3.00% due 5/1/2052	2,062,478	1,830,329
	Pool MA4730, 3.00% due 9/1/2052	429,770	381,601
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	60,843	58,701
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	213,761	217,400
[b,c]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	266,806	269,274
	Government National Mtg Assoc., Pool MA7368, 3.00% due 5/20/2051	561,126	505,409
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	62,822	60,005
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	456,492	356,881
	Series 2025-177 Class PA, 4.50% due 10/20/2055	411,331	406,063
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	160,686	157,669
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	402,959	396,555
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	279,562	286,472
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	310,734	313,343
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	300,000	300,708
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	250,000	235,560
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	83,435	83,157
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	330,394	263,130
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	67,695	59,092
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	410,000	412,626
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	336,850
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	57,333	51,984
[b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	354,073	354,569
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	397,915	383,451
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	352,220	337,935
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	288,954	305,510
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	122,527	123,501
[b,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	95,230	90,451

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.696% due 10/25/2062	$ 519,750	$ 327,393
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	48,885	43,216
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	327,921
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	84,948	84,516
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	288,457	291,358
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	259,926
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	211,619	211,619
[b,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	475,456	478,299
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	151,657	147,021
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	174,859	175,207
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	24,192	21,520
[b,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 2.508% due 5/25/2060	183,180	181,856
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	325,000	333,998
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	171,000	169,743
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.339% (TSFR1M + 2.59%) due 4/15/2042	122,315	122,931
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	89,657	92,530
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	91,845
[b,c]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	396,426	363,760
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	319,085	316,160
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	69,821	58,254
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	64,464	64,460
[b,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	136,480	136,538
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	195,000	194,838
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	35,710	30,024
	Total Mortgage Backed (Cost $36,049,598)		36,794,644
	Short-Term Investments — 4.8%
[g]	Thornburg Capital Management Fund	614,667	6,146,674
	Total Short-Term Investments (Cost $6,146,674)		6,146,674
	Total Investments — 99.1% (Cost $124,276,951)		$126,228,207
	Other Assets Less Liabilities — 0.9%		1,098,020
	Net Assets — 100.0%		$127,326,227

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	527,900	3/25/2026	621,734	$ 7,406	$ —
Euro	SSB	Sell	144,000	3/25/2026	169,596	—	(1,781)

Total						$7,406	$(1,781)

Net unrealized appreciation (depreciation)						$5,625

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $50,916,245, representing 39.99% of the Fund’s net assets.
d	Bond in default.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Class (“Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2025 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$4,660,895	$8,817,044	$(7,331,265)	$-	$-	$6,146,674	$41,193